Share-based payments - Equity settled, DRD Gold (Details) - DRDGOLD (equity-settled scheme)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of award in performance shares	80.00%
Percent of award in retention shares	20.00%
Vesting period	3 years
Percentage vesting upon satisfaction of criteria , Retention shares	100.00%
Hurdle rate	15.00%
TSR, Hurdle rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting upon satisfaction of criteria , Performance shares	50.00%
TSR, Group companies
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage vesting upon satisfaction of criteria , Performance shares	50.00%